Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 11 –EQUITY

The Company issued the following securities during the three months ended March 31, 2018:

Common Stock Issuances

On March 8, 2018, the Company issued an aggregate of 23,744 shares of the Company’s restricted Common Stock for certain sales and marketing and software consulting services rendered by third-party consultants. The foregoing shares were valued at $14,840. 8,160 of these shares were issued to Daniel Powell, the Company’s vice president of sales and marketing. These shares were issued for services provided by Mr. Powell prior to his employment by the Company.

Warrants

The Company issued no Warrants for the three months ended March 31, 2018.

Options Grants – 2016 Plan

The Company may, from time to time, issue certain equity awards pursuant to our 2016 Omnibus Incentive Plan (the “2016 Plan”). The 2016 Plan was adopted by our board of directors on January 2, 2016, and was subsequently approved by our shareholders. The Company reserved 5,000,000 shares of Common Stock for issuance pursuant option grants under the 2016 Plan.

During the three months ended March 31, 2018, the Company issued stock options to purchase a total of 1,319,700 shares of the Company’s Common Stock under the 2016 Plan, with exercise prices ranging from $0.76 to $0.87 per share, as follows:

(i)	As compensation for service to the Company as chief executive officer, the Company granted to William Rosellini an incentive stock option to purchase up to 250,000 shares of the Company’s restricted Common Stock with an exercise price of $0.76. The option to purchase 125,000 shares of Common Stock was immediately exercisable, and the option to purchase the remaining 125,000 shares of Common Stock vests on the anniversary of the grant date. The Company also granted a non-qualified stock option to purchase up to 900,000 shares of Common Stock with an exercise price of $0.76 per share. The option to purchase 37,500 common shares vests in equal monthly amounts beginning on March 1, 2018. The option to purchase the Company’s Common Stock expires three (3) years from the date they become exercisable pursuant to the grant vesting schedule. The fair value of the options was determined to be $226,009 using the Black-Scholes Option Pricing Model.

(ii)	As compensation for service to the Company as chief commercialization officer, the Company granted to Brian Blischak a non-qualified stock option to purchase up to 57,500 shares of the Company’s restricted Common Stock with an exercise price of $0.76 per share. The option was immediately exercisable at date of issue. The term of the option shall be for a period of eight (8) years from the date of issue. The fair value of the option was determined to be $12,855 using the Black-Scholes Option Pricing Model.

(iii)	As compensation for service to the Company as chief financial officer, the Company granted to Christopher Miller a non-qualified stock option to purchase up to 30,000 shares of the Company’s restricted Common Stock with an exercise price of $0.76 per share. The option was immediately exercisable at date of issue. The term of the option shall be for a period of three (3) years from the date of issue. The fair value of the option was determined to be $6,766 using the Black-Scholes Option Pricing Model.

(iv)	As compensation for service to the Company as vice president sales and marketing, the Company granted to Daniel Powell an incentive stock option to purchase up to 11,000 shares of the Company’s restricted Common Stock with an exercise price of $0.76 per share. The option was immediately exercisable at date of issue. The term of the option shall be for a period of three (3) years from the date of issue. The fair value of the option was determined to be $2,481 using the Black-Scholes Option Pricing Model.

(v)	As compensation for their service to the Company, the Company granted to non-executive employees incentive stock options to purchase up to 46,200 shares of the Company’s restricted Common Stock with an exercise price of $0.76 per share. The option to purchase 31,200 shares was immediately exercisable at date of issue, and the option to purchase 15,000 shares of Common Stock vests in equal monthly amounts of 1,250 beginning on March 1, 2018. The option to purchase the Company’s Common Stock expires three (3) years from the date they become exercisable pursuant to the grant vesting schedule. The fair value of these options was determined to be $10,420 using the Black-Scholes Option Pricing Model.

(vi)	As compensation for service as a director of the Company, the Company granted to Kent J. George a non-qualified stock option to purchase a total of 12,500 shares of the Company’s restricted Common Stock with an exercise price of $0.865 per share. The option was immediately exercisable at date of issue. The term of the option shall be for four (4) years from the date of issue. The fair value of the option was determined to be $3,596 using the Black-Scholes Option Pricing Model.

(vii)	As compensation for service as a director of the Company, the Company granted to Michael Nietzel a non-qualified stock option to purchase a total of 12,500 shares of the Company’s restricted Common Stock with an exercise price of $0.865 per share. The option was immediately exercisable at date of issue. The term of the option shall be for four (4) years from the date of issue. The fair value of the option was determined to be $3,596 using the Black-Scholes Option Pricing Model.

Unless otherwise stated, the issuance of the above securities were deemed to be exempt from registration under the Securities Act in reliance upon Section 4(a)(2) of the Securities Act or Regulation D promulgated thereunder, or Rule 701 promulgated under Section 3(b) of the Securities Act as transactions by an issuer not involving any public offering or contracts relating to compensation as provided under Rule 701.

The options were valued at $258,531 using the Black-Scholes option pricing model, with the following weighted average assumptions:

Risk-free interest rate	2.42%
Expected life	3.16 years
Expected dividends	0.00%
Expected volatility	56.07%
Fair value of the Company’s Common Stock	$0.75

Aggregate options expense recognized for the three months ended March 31, 2018, was $165,017.

As of March 31, 2018, there were 100 shares available for grant under the 2016 Plan, excluding the 4,999,900 options outstanding.

As of March 31, 2018, there were incentive stock options outstanding to purchase an aggregate of 2,682,200 shares of Common Stock, and non-qualified options outstanding to purchase an aggregate of 2,317,700 shares of the Company’s Common Stock and shares available for grant under the 2016 Plan.

Stock option activity, both within and outside the 2016 Plan, and Warrant activity for the three months ended March 31, 2018, are as follows:

	Stock Options		Stock Warrants
	Shares	Weighted Average Price	Shares	Weighted Exercise Price

Outstanding December 31, 2017	3,680,200	$1.08	1,160,761	$2.32
Granted	1,319,700	0.75	—	—
Canceled	—	—	—	—
Expired	—	—	—	—
Exercised	—	—	—	—
Outstanding at March 31, 2018	4,999,900	$0.99	1,160,761	$2.32
Exercisable at March 31, 2018	2,156,865	$1.03	1,160,761	$2.32

The range of exercise prices and remaining weighted average life of the options outstanding at March 31, 2018, were $0.76 to $2.00 and 2.25 to 7.92 years, respectively.

The range of exercise prices and remaining weighted average life of the Warrants outstanding at March 31, 2018, were $1.00 to $3.00 and 1.39 to 4.39 years, respectively.

Unless otherwise stated, the issuance of the above securities were deemed to be exempt from registration under the Securities Act in reliance upon Section 4(a)(2) of the Securities Act or Regulation D promulgated thereunder, or Rule 701 promulgated under Section 3(b) of the Securities Act as transactions by an issuer not involving any public offering or contracts relating to compensation as provided under Rule 701.

NOTE 11 – EQUITY

Common Stock Issuances

During the year ended December 31, 2017, the Company issued an aggregate of 715,667 shares of the Company’s restricted common stock for certain legal, corporate structuring and research and development consulting services rendered by third-party consultants. The foregoing shares were valued at $610,893.

On March 17, 2017, the Company offered to current warrant holders who participated in the 2016 Private Placement which closed on December 2, 2016, the opportunity to convert their warrants into common stock of the Company on the following terms (the “Warrant Conversion Offer”). The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder (the “Warrant Conversion Offer”). Pursuant to the offer, 593,598 warrants have been exercised for an aggregate of 593,598 shares of the Company’s common stock and 2,898,151 warrants were cancelled in connection with the Warrant Conversion Offer. The total proceeds from the exercise of the 593,598 warrants pursuant to the Warrant Conversion Offer were $5,936.

The Company conducted the 2017 Private Placement, which closed on July 20, 2017 for up to 2,000,000 shares of common stock to accredited investors only. Pursuant to which it would receive up to $2,500,000 in proceeds. The shares of common stock were offered at $1.25 per share. The Company received $1,165,000 from the sale of common stock and issued 932,000 shares of common stock.

On December 15, 2016, Mr. Rosellini sold, assigned, and transferred all his right, title, and interest in and to the license owned by him related to the Siemens Patents to the Company pursuant to a Patent License Asset Purchase Agreement (the “Purchase Agreement”). Pursuant to the terms of the Purchase Agreement, during the year ended December 31, 2017, 3,050,000 shares of the Company’s restricted common stock were issued to Mr. Rosellini valued at $3,050,000. See Note 13 – Related Party Transactions, Patent License Agreement (Siemens Patents) and Patent License Asset Purchase Agreement to the Consolidated Financial Statements included herein.

On August 21, 2017, the Company entered into a securities purchase agreement with LC to provide the Company with additional resources to conduct its business. Pursuant to the SPA, the Company issued to LC the Commitment Shares as consideration for entering into the SPA with the Company. The shares were valued at $100,000.

On September 28, 2017, the Company issued 24,000 shares of common stock to an individual subscriber of the 2016 Private Placement. $20,000 of the subscription was previously recorded in Equity Instruments to be Issued. The remaining $4,000 of the subscription was deposited and the shares were transferred to common stock and Additional paid in capital on the balance sheet. The shares were valued at $24,000.

On October 9, 2017, the Company issued 150,000 shares of the Company’s restricted common stock through a subscription of the shares for cash to Henri Decloux following NMB’s acquisition of INGEST and Medi-Line. Henri Decloux was one of the two previous owners and sellers of INGEST to NMB. HD Resources, SPRL (“HD”) is owned by Henri Decloux and Medi-Line has contracted with HD for the management of Medi-Line.

On October 9, 2017, the Company issued 81,035 shares of the Company’s restricted common stock to RS, a company controlled by our Chief Executive Officer, William Rosellini, as repayment for 81,035 shares of the Company’s restricted common stock RS loaned to NMB for payment of outstanding vendor invoices. On December 29, 2017 an additional 61,884 shares of the Company’s restricted common stock were issued to RS in settlement for a cash loan to NMB from RS and for an adjustment to the market value of the 81,035 shares described above per the debt repayment agreement dated December 29, 2017. In total, the 142,919 shares were valued $119,746.

On November 22, 2017, Michael Rosellini exercised his right to purchase 200,000 shares of the Company’s restricted common stock. The cashless exercise pursuant to the warrant was elected and the Company issued 12,500 shares of restricted common stock pursuant to the exercise.

On December 7, 2017, 56,000 shares originally issued to Ron Conquest were cancelled pursuant to a Resignation and Release agreement dated November 7, 2017.

On December 29, 2017, the Company issued to Michael Rosellini 77,008 shares of the Company’s restricted common stock as repayment for a loan to the Company per the loan agreement dated December 29, 2017. The shares were valued at $48,130. Michael Rosellini is a shareholder of the Company and father of our Chief Executive Officer.

On August 21, 2017, the Company offered to current employees the opportunity to purchase shares of the Company’s restricted common stock for a discount through payroll deductions. As of the date of this filing, 203,635 shares of the Company’s restricted common stock were issued. The shares were valued at $127,247.

Related to the Merger with NXDE, 1,659,943 shares of the Company’s common stock were recorded as issued as of the closing of the merger. The Company had been unsuccessful in contacting five NXDE preferred stock holders and issuing 77,725 shares of the Company’s stock. In 2017, these shares are valued at $77,725 and have been adjusted from Common stock and Additional paid in capital to Equity instruments to be issued until these shares can be issued. On October 25, 2017, the Company issued 11,886 shares of the Company’s common stock to one of the five beneficial owners. The value of these shares is $11,886. As of December 31, 2017, 65,839 shares remain unissued and recorded as Equity instruments to be issued.

The issuance of the above securities was deemed to be exempt from the registration requirements of the Securities Act, by Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

Warrants

On February 1, 2016, the Company initiated a private placement for the sale of up to 5,500,000 units at $1.00 per Unit (the “2016 Private Placement”). Each Unit consists of one share of restricted common stock and one warrant to purchase one additional share of restricted common stock. The 2016 Private Placement was closed on December 2, 2016. The warrants have an exercise price of $2.00 per share and expire 36 months from the date of issue. The warrants have limited transferability to an affiliate of the holder only, cannot be sold as a warrant and do not contain cashless exercise provisions.

On March 17, 2017, the Company offered to current warrant holders who participated in the 2016 Private Placement the opportunity to convert their warrants into common stock of the Company on the following terms (the “Warrant Conversion Offer”). The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder.

As of December 31, 2017, 593,598 warrants have been exercised for an aggregate of 593,598 shares of the Company’s common stock and 2,898,151 warrants were cancelled in connection with the Warrant Conversion Offer and 660,761 warrants are outstanding related to the 2016 Private Placement. 24,000 of the outstanding 660,761 warrants were issued in the year ended December 31, 2017 upon completion of the subscription agreement by an individual subscriber of the 2016 Private Placement.

On August 21, 2017, the Company entered into a securities purchase agreement with LC to provide the Company with additional resources to conduct its business. Pursuant to the SPA, the Company issued to LC warrants to purchase 250,000 shares of the Company’s common stock with an exercise price of $2.50 per share purchased and having a 2-year term and issued warrants to purchase 250,000 shares of the Company’s common stock with an exercise price of $3.00 per share purchased and having a 5-year term. The options were valued at $54,266 using the Black-Scholes option pricing model using a risk-free rate of 1.33%, expected volatility of 44.45%, expected life of 2 and 5 years, far value of the Company’s common stock of $1.25 with no expected dividends.

In connection with the securities purchase agreement with LC, Michael Rosellini, a shareholder in the Company and father of the Company’s CEO William Rosellini, provided a personal guarantee in the amount of $1,120,000 to induce LC to make the loan to the Company and accept the promissory note in the amount of $1,120,000. As consideration for providing the personal guarantee, the Company issued Michael Rosellini warrants to purchase 200,000 shares of the Company’s common stock with an exercise price of $1.50 per share purchased and having a 2-year term. The options were valued at $35,924 using the Black-Scholes option pricing model using a risk-free rate of 1.33%, expected volatility of 44.45%, expected life of 2 years, far value of the Company’s common stock of $1.25 with no expected dividends. Note 13 –Related Party Transactions Warrants Issued for Personal Guarantee.

On November 22, 2017, Michael Rosellini exercised his right to purchase 200,000 shares of the Company’s restricted common stock. The cashless exercise pursuant to the warrant was elected and the Company issued 12,500 shares of restricted common stock pursuant to the exercise.

As of December 31, 2017, 793,598 warrants have been exercised and 2,898,151 warrants have been cancelled.

As of December 31, 2017, a total of 1,160,761 shares of common stock of the Company have been reserved for issuance upon exercise of the warrants.

Options Grants – 2016 Plan

The Company may, from time to time, issue certain equity awards pursuant to our 2016 Plan. The 2016 Plan was adopted by our Board of Directors on January 2, 2016 and was subsequently approved by our shareholders. The Company reserved 5,000,000 shares of common stock for issuance pursuant option grants under the 2016 Plan.

During the year ended December 31, 2017, the Company issued stock options to purchase a total of 1,895,200 shares of the Company’s common stock under the 2016 Plan, with exercise prices ranging from $1.00 to $2.00 per share and cancelled 677,000 shares with an exercise price of $1.00, as follows:

(i)	Granted to the Chief Science Officer of Nexeon Medsystems Puerto Rico Operating Company Corporation, a wholly owned subsidiary of the Company, 100,000 incentive stock options to purchase 100,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 8,333 options per month for 11 months and 8,337 options shall vest in the 12th month, with the three-year term for each option beginning upon each date of vesting. And granted 325,000 nonqualified stock options to purchase 325,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 27,083 options per month for 11 months and 27,087 options shall vest in the 12th month, with the three-year term for each option beginning upon each date of vesting. The fair value of the options was determined to be $113,073 using the Black-Scholes Option Pricing Model. The total 425,000 options were cancelled as of September 28, 2017 pursuant to the amended employment agreement with the executive.

(ii)	Granted to a Director appointed to the Board of Directors nonqualified stock options to purchase a total of 50,000 shares of common stock, in four grants of 12,500 each, with a weighted average exercise price of $1.45 per share. The options are immediately exercisable, and each option grant expires four years from the date of grant. The fair value of the options was determined to be $20,679 using the Black-Scholes Option Pricing Model.

(iii)	Granted to a second Director appointed to the Board of Directors nonqualified stock options to purchase a total of 50,000 shares of common stock, in three grants of 12,500 each, with a weighted average exercise price of $1.45 per share. The options are immediately exercisable, and each option grant expires four years from the date of grant. The fair value of the options was determined to be $20,679 using the Black-Scholes Option Pricing Model.

(iv)	Granted to our Vice President, Sales and Marketing, an initial grant of 220,000 nontransferable incentive stock options to purchase 220,000 shares of common stock, with an exercise price of $1.25 per share. Each option shall expire 36 months from the date of vesting. The options shall vest at the rate of 6,111 options per month for a period of 35 months and 6,115 options shall vest in the 36th month. Vesting commences on the first day of the month following the Grant Date. The fair value of the options was determined to be $33,392 using the Black-Scholes Option Pricing Model.

(v)	Granted to a consultant of the Company nonqualified stock options to purchase a total of 150,000 shares of common stock, with an exercise price of $1.00 per share. The options shall vest at the rate of 50,000 options per year beginning on January 2, 2018, 50,000 options on January 2, 2019 and 50,000 options on January 2, 2020 and each option grant expires three years from the date of vesting. The fair value of the options was determined to be $35,917 using the Black-Scholes Option Pricing Model. The total 150,000 options were cancelled upon resignation of the consultant prior to vesting of the options.

(vi)	Granted to a consultant of the Company nonqualified stock options to purchase a total of 380,000 shares of common stock, with an exercise price of $1.00 per share. 84,448 options vested immediately and the remaining 295,552 options vest over 28 months at approximately 10,556 options per month from the grant date and each option grant expires three years from the date of vesting. The fair value of the options was determined to be $128,778 using the Black-Scholes Option Pricing Model.

(vii)	Three non-executive employees of NMB were granted stock options upon the acquisition of NMB by the Company. Stock options to purchase a total of 725,000 shares of common stock with an exercise price of $1.25 were granted. 161,104 options vested immediately and the remaining 563,896 will vest over 28 months from the grant date at approximately 20,138 per month and each option grant expires four years from the date of vesting. The fair value of the options was determined to be $204,532 using the Black-Scholes Option Pricing Model.

(viii)	Granted to a consultant of NMB nonqualified stock options to purchase a total of 25,200 shares of common stock, with an exercise price of $1.00 per share. The options vest at a rate of 2,100 per month and vesting commences on the first day of the month following the Grant Date and each option expires three years from the date of vesting. The fair value of the options was determined to be $6,706 using the Black-Scholes Option Pricing Model.

(ix)	On November 6th, 2017, Mark Bates resigned from his position as Chief Innovation Officer and member of the Board of Directors. Pursuant to the severance agreement between Dr. Bates and the Company, of the original grant of 252,000 options on April 1, 2016, 102,000 options were cancelled, and 150,000 options became fully vested.

The options were valued at $563,754 using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.56%
Expected life	3.41 years
Expected dividends	0.00%
Expected volatility	46.51%
Fair value of the Company's common stock	$1.14

Aggregate options expense recognized for the year ended December 31, 2017 was $319,057.

As of December 31, 2017, there were 1,319,800 shares available for grant under the 2016 Plan, excluding the 3,680,200 options outstanding.

As of December 31, 2017, there were 2,375,200 incentive stock options outstanding to purchase an aggregate of 3,680,200 shares of common stock and 1,305,200 non-qualified options outstanding to purchase an aggregate of 1,305,200 shares of the Company's common stock and 1,449,800 shares available for grant under the 2016 Plan.

Stock option activity, both within and outside the 2016 Plan, and warrant activity for the year ended December 31, 2017, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding December 31, 2016	2,332,000	$1.00	4,128,510	$2.00
Granted	2,025,200	1.14	724,000	2.38
Canceled	(677,000)	1.00	(2,898,151)	2.00
Expired	—	—	—	—
Exercised	—	—	(793,598)	0.39
Outstanding at December 31, 2017	3,680,200	$1.08	1,160,761	$2.32
Exercisable at December 31, 2017	1,480,400	$1.07	1,160,761	$2.32

The range of exercise prices and remaining weighted average life of the options outstanding at December 31, 2017 were $1.00 to $2.00 and 2.56 to 6.92 years, respectively.

The range of exercise prices and remaining weighted average life of the warrants outstanding at December 31, 2017 were $1.00 to $3.00 and 1.10 to 4.67 years, respectively.